Document and Entity Information	Apr. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2025
Entity File Number	001-35280
Entity Registrant Name	Vericel Corporation
Entity Central Index Key	0000887359
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	94-3096597
Entity Address, Address Line One	64 Sidney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	588-5555
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	VCEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false